Segment Information and Revenue Disaggregation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Segment Information and Revenue Disaggregation

Note 14 – Segment Information and Revenue Disaggregation

Segment Information

Pursuant to ASC 280, the Company’s Chief Executive Officer serves as the Company’s Chief Operating Decision Maker (“CODM”) for the purposes of ASC 280. The CODM concluded that the Company operates two reportable segments. One segment consists of its Singing Machine business and the other segment consists of its SemiCab business. The CODM manages the Company’s operations and business separately for each operating segment and uses net sales and net loss to allocate resources, making operating decisions and evaluating financial performance. The CODM also uses net sales and net loss, along with non-financial inputs and qualitative information, to evaluate the Company’s performance, establish compensation, monitor budget versus actual results, and decide the level of investment in various operating activities and other capital allocation activities.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The following table details the revenues, significant expenses and other segment items regularly provided to the CODM:

	Three Months Ended June 30, 2025			Three Months Ended June 30, 2024			Six Months Ended June 30, 2025			Six Months Ended June 30, 2024
	Singing			Singing			Singing			Singing
	Machine	SemiCab	Total	Machine	SemiCab	Total	Machine	SemiCab	Total	Machine	SemiCab	Total
Revenues	$1,564,000	$1,152,000	$2,716,000	$2,440,000	$-	$2,440,000	$3,434,000	$1,275,000	$4,709,000	$4,866,000	$-	$4,866,000
Less:
Adjusted cost of revenues	270,000	1,492,000	1,762,000	2,116,000	-	2,116,000	1,634,000	1,621,000	3,255,000	4,040,000	-	4,040,000
Adjusted sales and marketing	234,000	-	234,000	547,000	-	547,000	998,000	-	998,000	1,177,000	-	1,177,000
Adjusted general and administrative (1)	751,000	744,000	1,495,000	1,982,000	-	1,982,000	2,684,000	1,224,000	3,908,000	4,070,000	-	4,070,000
Adjusted depreciation and amortization	28,000	17,000	45,000	54,000	-	54,000	61,000	32,000	93,000	106,000	-	106,000
Adjusted impairement of ROU lease	-	-	-	3,878,000	-	3,878,000	-	-	-	3,878,000	-	3,878,000
Share based compensation	(38,000)	-	(38,000)	17,000	-	17,000	47,000	-	47,000	36,000	-	36,000
Change in fair value of warrant liability	-	-	-	-	-	-	6,468,000	-	6,468,000	-	-	-
Gain on disposal of fixed assets	-	-	-	-	-	-	-	-	-	-	-	-
Loss on issuance of warrants	-	-	-	-	-	-	-	-	-	-	-	-
Interest expense	9,000	18,000	27,000	17,000	-	17,000	9,000	34,000	43,000	45,000	-	45,000
Other income (expense), net	-	-	-	-	-	-	-	-	-	-	-	-
Income tax provision	-	-	-	(52,000)	-	(52,000)	-	-	-	-	-	-
Segment net loss	$310,000	$(1,119,000)	$(809,000)	$(6,119,000)	$-	$(6,119,000)	$(8,467,000)	$(1,636,000)	$(10,103,000)	$(8,486,000)	$-	$(8,486,000)

Total segment assets	$5,244,000	$3,033,000	$8,277,000	$12,367,000	$-	$12,367,000	$5,244,000	$3,033,000	$8,277,000	$12,367,000	$-	$12,367,000

(1)	Excludes depreciation and amortization, share-based compensation, impairment of goodwill and impairment of a note receivable.

The following reconciles total segment assets to consolidated total assets as of June 30, 2025:

	June 30,	December 31,
	2025	2024
Total segment assets	$8,277,000	$17,516,000
Goodwill	4,418,000	786,000
Total assets	$12,695,000	$18,302,000

The total segment assets of $17,516,000 at December 31, 2024 were comprised of $16,301,000 for the Singing Machine segment and $1,215,000 for the SemiCab segment.

Revenue Disaggregation

The Company disaggregates revenues by product line and major geographic region.

The Company’s product lines consist of AI-enabled software logistics services and home karaoke consumer products. Revenue by product line for the three and six months ended June 30, 2025 and 2024 was as follows:

	Three Months Ended		Six Months Ended
Product Line	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Karaoke machines	$1,533,000	$1,257,000	$2,275,000	$2,308,000
Licensed products	1,000	107,000	15,000	198,000
Kids youth electronics	103,000	102,000	170,000	171,000
Microphones and accessories	(260,000)	865,000	523,000	1,818,000
Music subscriptions	187,000	109,000	451,000	371,000
Logistics services	1,152,000	-	1,275,000	-
Total revenue	$2,716,000	$2,440,000	$4,709,000	$4,866,000

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The geographic region of sales is based primarily on where the product and services were delivered. Revenue by geographic region for the three and six months ended June 30, 2025 and 2024 was:

	Three Months Ended		Six Months Ended
Geographic Area	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
North America	$1,410,000	$2,316,000	$3,403,000	$4,742,000
Australia	46,000	124,000	46,000	124,000
India	1,137,000	-	1,137,000	-
All Others	123,000	-	123,000	-
	$2,716,000	$2,440,000	$4,709,000	$4,866,000

Previously Reported [Member]
Segment Reporting Information [Line Items]
Segment Information and Revenue Disaggregation

Note 15 – Segment Information and Revenue Disaggregation

Segment Information

As previously detailed in Note 3 – Summary of Significant Accounting Policies – Segment Reporting, pursuant to ASC 280, the Company’s Chief Executive Officer serves as the Company’s Chief Operating Decision Maker (“CODM”) for the purposes of ASC 280. The CODM concluded that the Company operates two reportable segments. One segment consists of its Singing Machine business and the other segment consists of its SemiCab business. The CODM manages the Company’s operations and business separately for each operating segment and uses net sales and net loss to allocate resources, making operating decisions and evaluating financial performance. The CODM also uses net sales and net loss, along with non-financial inputs and qualitative information, to evaluate the Company’s performance, establish compensation, monitor budget versus actual results, and decide the level of investment in various operating activities and other capital allocation activities.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The following table details the revenues, significant expenses and other segment items regularly provided to the CODM:

	Year Ended December 31, 2024			Nine Months Ended December 31, 2023
	Singing Machine	SemiCab	Total	Singing Machine	SemiCab	Total
Revenues	$23,197,000	$297,000	$23,494,000	$29,198,000	$-	$29,198,000
Less:
Adjusted cost of revenues	18,222,000	491,000	18,713,000	23,008,000	-	23,008,000
Adjusted sales and marketing	2,874,000	-	2,874,000	3,717,000	-	3,717,000
Adjusted general and administrative (1)	9,935,000	1,014,000	10,949,000	8,219,000	-	8,219,000
Adjusted depreciation and amortization	191,000	31,000	222,000	287,000	-	287,000
Share based compensation	578,000	52,000	630,000	110,000	-	110,000
Impairment of goodwill	-	3,592,000	3,592,000	-	-	-
Impairment of note receivable	-	439,000	439,000	-	-	-
Change in fair value of warrant liability	(334,000)	-	(334,000)	-	-	-
Gain on disposal of fixed assets	-	-	-	(44,000)	-	(44,000)
Loss on issuance of warrants	8,889,000	-	8,889,000	-	-	-
Interest expense	1,660,000	227,000	1,887,000	299,000	-	299,000
Segment net loss	$(18,818,000)	$(5,549,000)	$(24,367,000)	$(6,398,000)	$-	$(6,398,000)
Total segment assets	$16,301,000	$1,215,000	$17,516,000

(1)	Excludes depreciation and amortization, share-based compensation, impairment of goodwill and impairment of a note receivable.

The following reconciles total segment assets to consolidated total assets as of December 31, 2024:

December 31, 2024
Total segment assets	$17,516,000
Goodwill	786,000
Total assets	$18,302,000

The Company only had one reportable segment for the nine months ended December 31, 2023, which consisted of its Singing Machine business. As the Company only had one reportable segment, the measure of segment assets at December 31, 2023 is reported on the balance sheet as total consolidated assets.

Revenue Disaggregation

The Company disaggregates revenues by product line and major geographic region as most of its revenue is generated by the sales of karaoke products.

Revenue by product line is as follows:

Product Line	Year Ended December 31, 2024	Nine Months Ended December 31, 2023
Classic Karaoke Machines	$16,516,000	$24,189,000
Licensed Products	486,000	549,000
Kids Youth Electronics	959,000	565,000
Microphones and Accessories	4,411,000	3,283,000
Music Subscriptions	825,000	612,000
Logistics Services	297,000	-
Total Net Sales	$23,494,000	$29,198,000

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Revenue by geographic region is as follows:

	Year Ended December 31, 2024	Nine Months Ended December 31, 2023
North America	$22,191,000	28,763,000
Australia	1,075,000	205,000
Europe and United Kingdom	184,000	226,000
All Others	44,000	4,000
Total Net Sales	$23,494,000	29,198,000

The geographic area of sales is based primarily on where the product was delivered.

The Company’s accounts receivable balance, net of an allowance of $139,182, was$7,305,920 as of December 31, 2022.